CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                January 16, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:          First Trust Exchange-Traded AlphaDEX Fund
                     (File Nos. 333-140895 and 811-22019)
               ------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497 on January 3, 2014. The Registration Statement relates to First Trust Small Cap Value AlphaDEX(R) Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                     Morrison C. Warren